CONDENSED STATEMENT OF STOCKHOLDERS DEFICIT (UNAUDITED) - USD ($)	Total	Common Stock	Common Stock issuable shares	Preferred Stock	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2017		1,433,720
Balance, amount at Dec. 31, 2017	$ (38,910)	$ 1,434	$ 0	$ 0	$ 5,088,967	$ (5,129,311)
Stock issued for services, shares		1,000		30,000,000
Stock issued for services, amount	30,100	$ 1	$ 0	$ 30,000	99	0
Net loss	(101,118)					(101,118)
Balance, shares at Dec. 31, 2018		1,434,720		30,000,000
Balance, amount at Dec. 31, 2018	(109,928)	$ 1,435	$ 0	$ 30,000	5,089,066	(5,230,429)
Net loss	(7,849)	$ 0		$ 0	0	(7,849)
Return of preferred stock to treasury, shares				(12,000,000)
Return of preferred stock to treasury, amount	(12,000)	$ 0		$ (12,000)	0	0
Purchase of intellectual property, shares				12,000,000
Purchase of intellectual property, amount	12,000	$ 0		$ 12,000	0	0
Conversion of note payable into common stock, shares		67,750
Conversion of note payable into common stock, amount	50,000	$ 68		$ 0	49,932	0
Balance, shares at Mar. 31, 2019		1,502,470		30,000,000
Balance, amount at Mar. 31, 2019	(67,777)	$ 1,503		$ 30,000	5,138,998	(5,238,278)
Balance, shares at Dec. 31, 2018		1,434,720		30,000,000
Balance, amount at Dec. 31, 2018	(109,928)	$ 1,435	$ 0	$ 30,000	5,089,066	(5,230,429)
Net loss	(41,933)
Balance, shares at Jun. 30, 2019		1,502,470		30,000,000
Balance, amount at Jun. 30, 2019	(101,861)	$ 1,503		$ 30,000	5,138,998	(5,272,362)
Balance, shares at Dec. 31, 2018		1,434,720		30,000,000
Balance, amount at Dec. 31, 2018	(109,928)	$ 1,435	$ 0	$ 30,000	5,089,066	(5,230,429)
Net loss	(1,697,507)					(1,697,507)
Return of preferred stock to treasury, shares				(12,000,000)
Return of preferred stock to treasury, amount	(12,000)	$ 0	$ 0	$ (12,000)	0	0
Purchase of intellectual property, shares				12,000,000
Purchase of intellectual property, amount	12,000	$ 0	$ 0	$ 12,000	0	0
Conversion of note payable into common stock, shares			67,750	0
Conversion of note payable into common stock, amount	50,000	$ 0	$ 68	$ 0	49,932	0
Conversion of note payable to common stock, shares		67,750	(67,750)
Conversion of note payable to common stock, amount	0	$ 68	$ (68)	$ 0	0	0
Preferred stock purchase, shares				(18,000,000)
Preferred stock purchase, amount	(300,000)			$ (18,000)	(282,000)
Conversion of preferred stock to common stock, shares		450,000		(12,000,000)
Conversion of preferred stock to common stock, amount	0	$ 450		$ (12,000)	11,550
Balance, shares at Dec. 31, 2019		1,952,470
Balance, amount at Dec. 31, 2019	(2,057,435)	$ 1,953	$ 0	$ 0	4,868,548	(6,927,936)
Balance, shares at Mar. 31, 2019		1,502,470		30,000,000
Balance, amount at Mar. 31, 2019	(67,777)	$ 1,503		$ 30,000	5,138,998	(5,238,278)
Net loss	(34,084)					(34,084)
Balance, shares at Jun. 30, 2019		1,502,470		30,000,000
Balance, amount at Jun. 30, 2019	(101,861)	$ 1,503		$ 30,000	5,138,998	(5,272,362)
Balance, shares at Dec. 31, 2019		1,952,470
Balance, amount at Dec. 31, 2019	(2,057,435)	$ 1,953	$ 0	$ 0	4,868,548	(6,927,936)
Net loss	(188,551)	$ 0		$ 0	0	(188,551)
Issuance of common stock for branding agreement, shares		6,000,000
Issuance of common stock for branding agreement, amount	2,700,000	$ 6,000		$ 0	2,694,000	0
Issuance of common stock to William Alessi, shares		7,000,000
Issuance of common stock to William Alessi, amount	7,000	$ 7,000		$ 0	0	0
Issuance of common stock to Chris Chumas, shares		7,000,000
Issuance of common stock to Chris Chumas, amount	7,000	$ 7,000		$ 0	0	0
Balance, shares at Mar. 31, 2020		21,952,470
Balance, amount at Mar. 31, 2020	468,014	$ 21,953		$ 0	7,562,548	(7,116,487)
Balance, shares at Dec. 31, 2019		1,952,470
Balance, amount at Dec. 31, 2019	(2,057,435)	$ 1,953	$ 0	$ 0	4,868,548	(6,927,936)
Net loss	(841,222)
Balance, shares at Jun. 30, 2020		21,952,470
Balance, amount at Jun. 30, 2020	(184,657)	$ 21,953		$ 0	7,562,548	(7,769,158)
Balance, shares at Mar. 31, 2020		21,952,470
Balance, amount at Mar. 31, 2020	468,014	$ 21,953		$ 0	7,562,548	(7,116,487)
Net loss	(652,671)	$ 0		$ 0	0	(652,671)
Balance, shares at Jun. 30, 2020		21,952,470
Balance, amount at Jun. 30, 2020	$ (184,657)	$ 21,953		$ 0	$ 7,562,548	$ (7,769,158)